Share-Based Payments - Summary of Inputs Used in Measurement of Fair Value at Grant Date (Details)						1 Months Ended					12 Months Ended
	May 17, 2021 EUR (€) yr € / shares	May 12, 2021 EUR (€) yr € / shares	Dec. 01, 2019 EUR (€) yr € / shares	Oct. 09, 2019 EUR (€) yr € / shares	Nov. 15, 2018 EUR (€) yr € / shares	May 31, 2023 EUR (€) yr € / shares	May 31, 2022 EUR (€) yr € / shares	Feb. 29, 2020 EUR (€) yr € / shares	May 31, 2019 EUR (€) yr € / shares	Apr. 03, 2019 EUR (€) yr € / shares	Dec. 31, 2026 EUR (€) yr € / shares	Dec. 31, 2025 EUR (€) yr € / shares	Dec. 31, 2024 EUR (€) yr € / shares	Dec. 31, 2023 EUR (€) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 27.64	€ 29.05					€ 38.88	€ 10.83
Weighted average share price (in euros per share)	€ 179.46	€ 168.44					€ 147.84	€ 28.20
Exercise price (in euros per share)	€ 169.08	€ 167.63					€ 137.65	€ 28.32
Expected volatility	49.70%	49.70%					49.70%	36.60%
Expected life (in years) | yr	4.6	4.6					5.8	4.8
Risk-free interest rate	3.90%	3.90%					3.90%	1.60%
LTI-plus program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €														€ 87.60
Expected life (in years) | yr														2.0
LTI 2020 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €														€ 92.21
Expected life (in years) | yr														4.0
LTI 2021 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €														€ 203.22
Expected life (in years) | yr														4.0
LTI 2022 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €														€ 165.03
Expected life (in years) | yr														4.0
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €						€ 46.29
Weighted average share price (in euros per share)						€ 98.93
Exercise price (in euros per share)						€ 105.42
Expected volatility						47.20%
Expected life (in years) | yr						5.8
Risk-free interest rate						3.70%
Management Board Grant | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €											€ 32.86	€ 39.97	€ 43.67
Weighted average share price (in euros per share)											€ 95.51	€ 95.51	€ 95.51
Exercise price (in euros per share)											€ 105.13	€ 99.74	€ 96.82
Expected volatility											36.80%	43.00%	47.70%
Expected life (in years) | yr											5.8	5.8	5.8
Risk-free interest rate											3.90%	3.90%	3.90%
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €				€ 5.63
Weighted average share price (in euros per share)				€ 13.60
Exercise price (in euros per share)				€ 13.60
Expected volatility				41.40%
Expected life (in years) | yr				5.4
Risk-free interest rate				1.50%
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €			€ 9.49		€ 7.41				€ 7.04	€ 6.93
Weighted average share price (in euros per share)			€ 19.84		€ 14.40				€ 16.03	€ 15.72
Exercise price (in euros per share)			€ 15.82		€ 10.14				€ 15.39	€ 15.03
Expected volatility			46.00%		46.00%				46.00%	46.00%
Expected life (in years) | yr			5.5		5.8				6.0	6.0
Risk-free interest rate			0.10%		0.10%				0.10%	0.10%